Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 10 — INCOME TAXES

Composition of income tax

The following table presents the composition of income tax expenses (benefits) for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	(5,897,409)	—	—
Deferred income benefits (expenses)	1,030,042	10,980,054	(211,267)
Total Income tax (expenses) benefits	(4,867,367)	10,980,054	(211,267)

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its intermediate holding companies in the Cayman Islands are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or its subsidiaries in the Cayman Islands to their shareholders, no withholding tax will be imposed.

British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on their foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Jianzhi Education (HK) and Sentu HK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. Under Hong Kong tax laws, Jianzhi Education (HK) is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% with HNTE certificate effective for a period of three years and a “Software Enterprise” (“SE”) is entitled to a two-year income tax exemption starting from the first profit making year, followed by a reduction of half the applicable tax rate for the subsequent three years, and small and micro-sized enterprises (“SMEs”) is entitled to a reduced EIT rate of 20%, 75% reduction of taxable income for the first RMB 3,000,000 taxable income, and no reduction for the remaining taxable income for the year ended December 31, 2023, reduced EIT rate of 20%, 87.5% reduction of taxable income for the first RMB 1,000,000 taxable income and 75% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the year ended December 31, 2022, 87.5% reduction of taxable income for the first RMB 1,000,000 taxable income and 50% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the year ended December 31, 2021.

Jianzhi Beijing and Sentu Shuzhi, as SEs, were entitled to the preferential EIT treatment of two-year exemption and three-year half payment. Beijing Sentu applied the EIT rate of 15% during 2021, 2022 and 2023 as a HNTE. Sentu Lejiao , Guangzhou Lianhe and Shanghai Ang’you, are subject to the PRC EIT at a preferential tax as SMEs.

The following table presents a reconciliation of the differences between the statutory income tax rate and the effective income tax rate for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
	%	%	%
PRC statutory rate	25.0%	25.0%	25.0%
Effect of differing tax rates in different jurisdictions	2.1%	(0.8)%	(5.5)%
Permanent difference	(7.2)%	1.5%	0.6%
Favorable tax rate impact	(12.7)%	7.0%	0.0%
Unrecognized loss	0.0%	0.0%	0.1%
Change in valuation allowance	0.3%	(27.4)%	(20.2)%
Income tax (expenses) benefits	7.5%	5.3%	(0.0)%

The estimated tax savings as a result of the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries’ preferred tax rates for the years ended December 31, 2021, 2022 and 2023 amounted to RMB 7,291,787, RMB nil and RMB nil, respectively. Per share effect of the tax savings were RMB 0.07, RMB nil and RMB nil for the years ended December 31, 2021, 2022 and 2023, respectively.

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2022 and 2023 are as follows:

	December 31, 2022	December 31, 2023
	RMB	RMB
Deferred tax assets:
Bad debt provision	9,176,875	97,681,819
Operating lease liabilities	—	1,879,619
Net operating losses carried forward	58,728,788	56,353,847
Valuation allowance	(58,728,788)	(144,689,121)
Deferred tax assets, net	9,176,875	11,226,164
Deferred tax liabilities:
Right-of-use assets	—	2,274,256

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2022 and 2023, valuation allowances were mainly provided against deferred tax assets caused by bad debt provisions and net operating losses carried forward in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized due to their continuous losses.

As of December 31, 2022 and 2023, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had tax losses of RMB 236,254,725 and RMB 395,307,903 deriving from certain entities in the PRC and Hong Kong. The tax losses in the PRC can be carried forward for five years to offset future taxable income and the period was extended to ten years for entities qualified as HNTE. The tax losses in Hong Kong can be carried forward without an expiration date.